Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance, beginning of period at Dec. 31, 2018	$ 10,000	$ 188,049,000	$ (7,978,000)	$ 199,000	$ 180,280,000
Balance, beginning of period (in shares) at Dec. 31, 2018	92,925,353
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			7,457,000		7,457,000
Foreign currency translation adjustments				(664,000)	(664,000)
Issuance of common stock		7,817,000			$ 7,817,000
Issuance of common stock (in shares)	3,673,677				3,548,568
Shares issued to parent	3,673,677				3,548,568
Repurchase and retirement of treasury stock		(200,000)			$ (200,000)
Repurchase and retirement of treasury stock (in shares)	100,087				(100,087)
Stock-based compensation expense		808,000			$ 808,000
Balance, end of period at Dec. 31, 2019	$ 10,000	196,474,000	(2,218,000)	(471,000)	193,795,000
Balance, end of period (in shares) at Dec. 31, 2019	96,498,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			(15,451,000)		(15,451,000)
Foreign currency translation adjustments				(1,938,000)	(1,938,000)
Repurchase and retirement of treasury stock		(400,000)			(400,000)
Repurchase and retirement of treasury stock (in shares)	(200,173)
Stock-based compensation expense		224,000			224,000
Balance, end of period at Mar. 28, 2020	$ 10,000	196,298,000	(17,669,000)	(2,409,000)	176,230,000
Balance, end of period (in shares) at Mar. 28, 2020	96,298,770
Balance, beginning of period at Dec. 31, 2019	$ 10,000	196,474,000	(2,218,000)	(471,000)	193,795,000
Balance, beginning of period (in shares) at Dec. 31, 2019	96,498,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					$ 18,703,000
Issuance of common stock (in shares)					758,694
Shares issued to parent					758,694
Balance, end of period at Sep. 26, 2020	$ 10,000	200,163,000	16,485,000	(67,000)	$ 216,591,000
Balance, end of period (in shares) at Sep. 26, 2020	97,187,596
Balance, beginning of period at Dec. 31, 2019	$ 10,000	196,474,000	(2,218,000)	(471,000)	193,795,000
Balance, beginning of period (in shares) at Dec. 31, 2019	96,498,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			15,983,000		15,983,000
Foreign currency translation adjustments				2,825,000	2,825,000
Issuance of common stock	$ 2,000	65,551,000			$ 65,553,000
Issuance of common stock (in shares)	21,871,850				758,694
Shares issued to parent	21,871,850				758,694
Repurchase and retirement of treasury stock		(582,000)			$ (582,000)
Repurchase and retirement of treasury stock (in shares)	275,238				(275,238)
Contingent consideration settlement	$ 758,694	2,208,000			$ 2,208,000
Stock-based compensation expense		1,827,000			1,827,000
Balance, end of period at Dec. 31, 2020	$ 12,000	265,478,000	13,765,000	2,354,000	281,609,000
Balance, end of period (in shares) at Dec. 31, 2020	118,854,249
Balance, beginning of period at Mar. 28, 2020	$ 10,000	196,298,000	(17,669,000)	(2,409,000)	176,230,000
Balance, beginning of period (in shares) at Mar. 28, 2020	96,298,770
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			16,414,000		16,414,000
Foreign currency translation adjustments				2,295,000	2,295,000
Repurchase and retirement of treasury stock		(176,000)			(176,000)
Repurchase and retirement of treasury stock (in shares)	(75,065)
Stock-based compensation expense		240,000			240,000
Balance, end of period at Jun. 27, 2020	$ 10,000	196,362,000	(1,255,000)	(114,000)	195,003,000
Balance, end of period (in shares) at Jun. 27, 2020	96,223,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			17,740,000		17,740,000
Foreign currency translation adjustments				47,000	47,000
Issuance of common stock		615,000			615,000
Issuance of common stock (in shares)	205,197
Shares issued to parent	205,197
Contingent consideration settlement		2,208,000			2,208,000
Contingent consideration settlement (In shares)	758,694
Stock-based compensation expense		978,000			978,000
Balance, end of period at Sep. 26, 2020	$ 10,000	200,163,000	16,485,000	(67,000)	216,591,000
Balance, end of period (in shares) at Sep. 26, 2020	97,187,596
Balance, beginning of period at Dec. 31, 2020	$ 12,000	265,478,000	13,765,000	2,354,000	281,609,000
Balance, beginning of period (in shares) at Dec. 31, 2020	118,854,249
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			8,533,000		8,533,000
Foreign currency translation adjustments				(1,201,000)	(1,201,000)
Dividend		(110,033,000)			(110,033,000)
Repurchase and retirement of treasury stock	$ (2,000)	(64,936,000)			(64,938,000)
Repurchase and retirement of treasury stock (in shares)	(21,666,653)
Stock-based compensation expense		1,464,000			1,464,000
Balance, end of period at Apr. 03, 2021	$ 10,000	91,973,000	22,298,000	1,153,000	115,434,000
Balance, end of period (in shares) at Apr. 03, 2021	97,187,596
Balance, beginning of period at Dec. 31, 2020	$ 12,000	265,478,000	13,765,000	2,354,000	281,609,000
Balance, beginning of period (in shares) at Dec. 31, 2020	118,854,249
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					(56,361,000)
Aggregate net proceeds received from IPO					399,264,000
Balance, end of period at Oct. 02, 2021	$ 12,000	377,649,000	(42,596,000)	430,000	335,495,000
Balance, end of period (in shares) at Oct. 02, 2021	119,849,589
Balance, beginning of period at Apr. 03, 2021	$ 10,000	$ 91,973,000	22,298,000	1,153,000	115,434,000
Balance, beginning of period (in shares) at Apr. 03, 2021	97,187,596
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			(53,598,000)		(53,598,000)
Foreign currency translation adjustments				164,000	$ 164,000
Aggregate net proceeds received from IPO	$ 2,000
Net proceeds from initial public offering (in shares)	23,000,000	399,262,000			399,264,000
Repurchase and retirement of treasury stock	$ (1,000)	$ (216,699,000)			$ (216,700,000)
Repurchase and retirement of treasury stock (in shares)	(12,264,438)
Issuance of restricted stock in connection with the Reorganization	$ 1,000	(1,000)
Issuance of restricted stock in connection with the Reorganization (in shares)	8,340,126
Issuance of common stock upon conversion of Class B units (in shares)	4,145,987
Stock-based compensation expense		75,511,000			75,511,000
Balance, end of period at Jul. 03, 2021	$ 12,000	350,046,000	(31,300,000)	1,317,000	320,075,000
Balance, end of period (in shares) at Jul. 03, 2021	120,409,271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			(11,296,000)		(11,296,000)
Foreign currency translation adjustments				(887,000)	(887,000)
Retirement of restricted stock	$ (559,682)
Stock-based compensation expense		27,603,000			27,603,000
Balance, end of period at Oct. 02, 2021	$ 12,000	$ 377,649,000	$ (42,596,000)	$ 430,000	$ 335,495,000
Balance, end of period (in shares) at Oct. 02, 2021	119,849,589